Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 224
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although the Company has not expressed any intent to discontinue the Plan, it reserves the right to terminate the Plan at any time or discontinue contributions and loans thereunder, subject to the provisions of ERISA. In the event of Plan termination, the accounts of each affected employee would be fully vested. Complete distributions or withdrawals would be distributed to Plan participants and beneficiaries in proportion to their respective account balances.